Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

12. Stockholders’ Equity (Deficit)

Science 37 was formed under Delaware law and is treated as a “C” corporation for U.S. tax purposes.

Pursuant to the Company’s Second Amended and Restated Certificate of Incorporation, the Company authorized the issuance of 400,000,000 shares of common stock and 100,000,000 shares of preferred stock, each with par value of $0.0001 per share. The Company had 114,991,026 and 5,019,582 shares issued and outstanding at December 31, 2021 and 2020, respectively. Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. The Company’s Board of Directors has not declared common stock dividends since inception.

As outlined in Note 3 in connection with the closing of the Business Combination on October 6, 2021 and following the Science 37 Preferred Stock Conversion, all Legacy Science 37 Common Stock was converted into Common Stock of Science 37 Holdings, Inc., at an Exchange Ratio of approximately 1.815. Also in connection with the Business Combination, pursuant to the Subscription Agreements, certain investors agreed to subscribe for an aggregate of 20,000,000 newly-issued shares of Common Stock.

12. Stockholders’ Equity (Deficit) (continued)

The following is a summary of common share activity for the years ended December 31, 2021 and 2020 (as adjusted for the Exchange Ratio):

	2021	2020
Common stock shares, beginning balance	5,019,582	15,242,358
Conversion of preferred stock into common stock	75,495,266	—
Issuance of common stock	34,476,204	299,308
Repurchase of common stock	—	(10,522,110)
Common stock shares, ending balance	114,991,026	5,019,582

The Company had one common stock warrant outstanding with available shares to be issued of 6,439 and an exercise price of $1.61 per share as of December 31, 2020. This common stock warrant was exercised in October 2021 immediately preceding consummation of the Merger with LSAQ.